Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,041,008	$ 152,718
Restricted cash (note 3)	9,196	3,160
Short-term investment (note 4)	135,248	50,274
Accounts receivable – net (note 5)	253,487	113,736
Inventories (note 6)	105,813	27,846
Prepaid expenses and deposits	15,541	1,873
Total current assets	1,560,293	349,607
Property, plant and equipment – net (note 7)	200,371	74,310
Prepaid land lease payments (note 8)	8,247	7,965
Intangible assets - net (note 9)	1,474
Long–term prepaid expenses (note 12(b))	25	23
Prepayments for acquisition of equipment	20,192	2,390
Deferred tax assets (note 14)	26,891	11,368
Right-of-use assets (note 10 and 12(b))	83,833	6,636
Total assets	1,901,326	452,299
Current liabilities
Short-term bank loans and current portion of long-term bank loans (note 11)	32,941	5,934
Loan from a non-controlling shareholder (note 12 (a))	6,155	6,607
Accounts payable and accrued liabilities (note 13)	211,428	58,890
Income tax payable	35,262	1,904
Deferred revenue (note 15)	364,005	5,462
Deferred government grants (note 16)	15,159	2,738
Dividend payable (note 18)	11,143	5,128
Lease liability (note 10 and 12(b))	3,517	536
Total current liabilities	679,610	87,199
Deferred government grants (note 16)	4,229	3,986
Long-term bank loans (note 11)	2,155	0
Deferred tax liability	2,724
Loan from a non-controlling shareholder (note 12 (a))	6,130	1,436
Lease liability (note 10 and 12(b))	85,488	5,758
Other non-current liabilities (note 14)	865	1,725
Total long-term liabilities	101,591	12,905
Total liabilities	781,201	100,104
Commitments and contingencies (notes 17 and 23)
EQUITY
Preferred stock (note 18) Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813, including 14,630,813 held in trust (2019 – 14,630,813, 14,630,813)	15	15
Common stock (note 18) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,294,743, including 27,777,341 held in trust (2019 – 98,903,243, 27,777,341)	99	99
Additional paid-in capital	538,924	207,962
Subscriptions receivable	(7,109)
Accumulated other comprehensive income (loss)	19,925	(4,321)
Statutory surplus reserves (note 20)	50,377	33,533
Accumulated earnings	144,241	56,731
Total shareholders' equity	746,472	294,019
Non-controlling interests	373,653	58,176
Total equity	1,120,125	352,195
Total liabilities and equity	$ 1,901,326	$ 452,299